Velocity Commercial Capital Loan Trust 2024-2

Exhibit 99.02

Data Compare

AMC Loan ID	Customer Loan ID	Edgar Loan ID	Servicer Loan ID	Investor Loan Number	Field Label	Bid Tape Field Value	Field Value	Compare Status	Comment
XXXX	XXXX	20000045			Amortization Term	240	360	Verified	Methodology difference
XXXX	XXXX	20000054			Amortization Term	300	360	Verified	Methodology difference.
XXXX	XXXX	20000115			Amortization Term	240	360	Verified	Methodology difference.
XXXX	XXXX	20000115			Original P&I	$XXX	$XXXX	Verified	Methodology difference. Tape value is the P&I effective with the first payment after the interest only period.
XXXX	XXXX	20000064			Amortization Term	300	360	Verified	Methodology difference.
XXXX	XXXX	20000037			Amortization Term	240	360	Verified	Methodology difference.